Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-33841
Entity Registrant Name	VULCAN MATERIALS COMPANY
Entity Central Index Key	0001396009
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	20-8579133
Entity Address, Address Line One	1200 Urban Center Drive
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	205
Local Phone Number	298-3000
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	VMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false